ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 15,351		¥ 22,482	$ 2,367
Restricted cash	14		147	2
Due from related party	29,179		22,305	4,499
Accounts receivable	260		3,111	40
Advances to suppliers	5,799		2,473	894
Inventories	4,178		13,568	644
Other current assets	3,362		312	518
Total current assets	58,143		64,398	8,964
Land use rights, net	1,854		9,785	286
Plant and equipment, net	48,684		115,451	7,507
Acquired intangible assets, net	3,774		4,648	582
Other assets	83		97	13
Total assets	119,038		254,883	18,355
Current liabilities
Current portion of long-term borrowings	137,660			21,226
Accounts payable	9,170		9,597	1,414
Due to related parties	30,269		26,481	4,667
Advances from customers	45,754		64,690	7,055
Other payables and accrued expenses	55,374		68,004	8,541
Total current liabilities	286,367		176,940	44,158
Long-term borrowings			137,660
Other long-term liability	15,717		23,074	2,423
Total liabilities	304,636		340,345	46,974
Variable Interest Entity [Member]
Current assets:
Cash and cash equivalents	305		206	47
Restricted cash	0		0	0
Due from related party	0		0	0
Accounts receivable	11		1,099	2
Advances to suppliers	260		377	40
Inventories	1,052		10,118	162
Other current assets	730		1,279	113
Total current assets	2,358		13,079	364
Land use rights, net	1,854		9,785	286
Plant and equipment, net	48,599		115,338	7,494
Equity investments	0		0	0
Acquired intangible assets, net	0		87	0
Other assets	83		5,749	13
Total assets	52,894		144,038	8,157
Current liabilities
Current portion of long-term borrowings	137,660		0	21,226
Accounts payable	9,107		9,533	1,404
Due to growers	6,673	$ 1,029	6,673
Due to related parties	30,665		20,217	4,728
Advances from customers	22,772		52,535	3,511
Other payables and accrued expenses	51,520		61,019	7,944
Total current liabilities	258,397		149,977	39,842
Long-term borrowings	0		137,660	0
Other long-term liability	15,717		23,074	2,423
Total liabilities	¥ 274,114		¥ 310,711	$ 42,265